Stockholders’ Equity - Schedule of Option Activity (Details) - Stock Option [Member] - Previously Reported [Member]		12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2023 $ / shares shares
Schedule of Total Stock-Based Expenses Related to Stock Options [Line Items]
Number of Options, Ending balance | shares		38,333
Weighted Average Exercise Price, Ending balance | $ / shares		$ 49.8
Weighted Average Remaining Contractual Life (Years), Ending balance		8 years 5 months 26 days
Number of Options, Options exercisable | shares		29,583
Weighted Average Exercise Price, Options exercisable | $ / shares		$ 49.8
Weighted Average Remaining Contractual Life (Years), Options exercisable		9 years 1 month 17 days
Number of Options, Weighted average fair value of options granted during the period | shares
Weighted Average Exercise Price, Weighted average fair value of options granted during the period | $ / shares		$ 27.6
Weighted Average Remaining Contractual Life (Years), Weighted average fair value of options granted during the period
Number of Options, Granted | shares		38,333
Weighted Average Exercise Price, Granted | $ / shares		$ 49.8
Weighted Average Remaining Contractual Life (Years), Granted